Taxes - Operating taxes and levies - Statement of financial position components (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Value Added Tax	€ 1,111	€ 1,114	€ 1,025
Other operating taxes and levies	122	151	138
Operating taxes and levies - receivables	1,233	1,265	1,163
Value added tax	(743)	(687)	(682)
Territorial Economic Contribution, IFER and similar taxes	(109)	(96)	(89)
Spectrum fees	(21)	(19)	(18)
Levies on telecommunication services	(132)	(107)	(143)
Other operating taxes and levies	(479)	(496)	(504)
Operating taxes and levies - payables	(1,483)	(1,405)	(1,436)
Operating taxes and levies - net	€ (251)	€ (140)	€ (273)	€ (175)